NUVEEN LARGE CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 15, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS SUPPLEMENTED MAY 14, 2012

The reorganization of Nuveen Large Cap Value Fund into Nuveen Dividend Value Fund is complete. Any references to Nuveen Large Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FLCVP-1012P